UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.2% (1.1% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 1,006,660
	Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	1/13 at 100.00	B2	982,580
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,915	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,749,870
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	B	1,003,140
	Series 2004A, 5.250%, 1/01/14
4,915	Total Alabama			4,742,250
	Arizona – 7.0% (6.1% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,802,662
	Option Bond Trust 3256, 17.535%, 1/01/29 (IF)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,610,661
	Option Bond Trust 4695, 18.629%, 1/01/32 (IF) (4)
343	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	1/13 at 100.00	N/R	343,648
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/12 at 100.00	N/R	1,599,960
	Privado Park Apartments Project, Series 2010, 5.000%, 11/01/46 (Mandatory put 11/01/15)
	(Alternative Minimum Tax) (5)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/14 at 100.00	CC	5,353,488
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
100	6.375%, 11/01/13	11/12 at 103.00	N/R	101,298
790	7.250%, 11/01/23	11/16 at 100.00	N/R	815,193
1,715	7.500%, 11/01/33	11/16 at 100.00	N/R	1,769,691
1,500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	1,910,520
	Project, Tender Option Bond Trust 1086, 17.141%, 6/01/42 (IF) (4)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	555,924
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AA+ (6)	222,950
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	BBB–	1,609,755
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
500	6.000%, 6/01/40	6/19 at 100.00	BBB–	509,480
500	6.100%, 6/01/45	6/19 at 100.00	BBB–	510,290
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	10/12 at 100.00	BBB–	1,151,185
	Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	CCC	891,000
	2008, 7.000%, 12/01/27
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds,	5/22 at 100.00	N/R	1,057,850
	Series 2012A, 9.750%, 5/01/25
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	B	2,024,500
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	A–	1,017,810
	2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	995,660
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
26,748	Total Arizona			26,853,525
	California – 16.1% (14.0% of Total Investments)
1,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,160,300
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,501,087
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
1,250	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	1,957,700
	and Clinics, Tender Option Bond Trust 3267, 18.750%, 5/15/31 (IF) (4)
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 16.642%,	5/15 at 100.00	Aa2	4,635,327
	11/01/35 – AMBAC Insured (IF) (4)
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	319,960
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,067,000
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
2,915	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,050,606
	2004A, 7.750%, 3/01/34
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	647,782
	Option Bond Trust 3048, 17.073%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.368%, 11/15/38 (IF) (4)	5/18 at 100.00	AA–	938,462
1,000	18.442%, 11/15/48 (IF) (4)	5/18 at 100.00	AA–	1,303,120
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,011,623
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/12 at 100.00	A+	543,860
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.794%, 9/01/32 –
	AMBAC Insured (IF) (4)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	1,124,820
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.363%, 6/01/45 –
	AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.151%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	819,360
500	17.130%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	546,180
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,750	5.000%, 6/01/33	6/17 at 100.00	BB–	1,404,935
500	5.750%, 6/01/47	6/17 at 100.00	BB–	423,315
1,000	5.125%, 6/01/47	6/17 at 100.00	BB–	764,770
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	789,840
	Bonds, Series 2007A-2, 0.000%, 6/01/37
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,876,520
	3253, 22.214%, 1/15/19 (IF) (4)
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,225,956
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB+	381,763
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,510,330
	District 3, Series 2004, 5.950%, 9/01/34
1,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,097,100
	2007A, 5.500%, 11/15/37
1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,684,260
	Airport, Tender Option Bond Trust 10-27B, 18.329%, 5/15/40 (IF) (4)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,178,130
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,178,480
1,000	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,171,500
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,267,310
	2009B, 6.500%, 11/01/39
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	633,890
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	380,853
	Project, Series 2011, 6.750%, 9/01/40
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,072,770
	6.000%, 11/01/41
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	A+	325,130
	17.368%, 8/01/37 – NPFG Insured (IF) (4)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	1,072,000
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
947	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	919,281
	8.000%, 11/01/18
1,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	991,800
	Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,350,924
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	17.584%, 12/01/30 – AMBAC Insured (IF) (4)	No Opt. Call	Aa3	1,300,710
2,015	18.165%, 12/01/33 – AMBAC Insured (IF) (4)	No Opt. Call	Aa3	3,419,294
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,233,187
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,266,880
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 17.370%, 9/01/31 –	3/17 at 100.00	AA–	1,251,040
	AMBAC Insured (IF) (4)
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,159,270
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/12 at 100.00	A–	1,000,680
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	763,061
	Area, Series 2011A, 7.650%, 9/01/42
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,836,530
	District 2001-1, Series 2004A, 6.125%, 9/01/39
56,722	Total California			61,558,696
	Colorado – 6.8% (5.9% of Total Investments)
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	1,049,825
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (6)	6,525
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,829,050
	Chavez Academy, Series 2003, 8.000%, 5/01/34 (5)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	898,540
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,430,420
	Project, Series 2012, 6.750%, 6/01/32
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	1,023,010
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	823,760
	5.450%, 12/01/34
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	957,280
	NPFG Insured
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,265,737
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/12 at 100.00	N/R	1,252,663
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	832,450
	2007, 5.500%, 12/01/27
1,985	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,064,400
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,557,210
	8.000%, 12/01/25
3,565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	4,416,001
	Utilities, Series 2008, 6.500%, 11/15/38
500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	601,635
	Activity Bonds, Series 2010, 6.500%, 1/15/30
625	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	583,356
	Refunding Series 2007, 5.375%, 12/01/21
1,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tazx	12/17 at 100.00	N/R	255,250
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
1,000	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R (6)	1,024,680
	Bonds, Series 2004, 6.750%, 12/01/33 (Pre-refunded 12/01/13)
1,000	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,054,540
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
27,441	Total Colorado			25,926,332
	Connecticut – 0.6% (0.6% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,143,470
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
2,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Lien Series	9/12 at 100.00	N/R	789,460
	1997B, 5.750%, 9/01/27 (5)
500	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	533,350
	2011aA, 7.000%, 4/01/41
3,500	Total Connecticut			2,466,280
	District of Columbia – 0.4% (0.3% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	246,679
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,120,280
	Series 2011, 7.500%, 11/15/31
1,225	Total District of Columbia			1,366,959
	Florida – 12.2% (10.7% of Total Investments)
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,010,550
	2012, 6.700%, 5/01/42
5,000	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	5,129,400
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	750,799
	11/01/20 (Alternative Minimum Tax)
955	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	998,147
	Bonds, Series 2003, 6.400%, 5/01/33
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	No Opt. Call	N/R	885,010
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB+	1,157,950
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
7,845	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	8,231,837
	7.250%, 5/01/32
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,325,050
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/12 at 100.00	BB+	2,008,000
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 17.860%,	10/18 at 100.00	AA–	1,292,120
	4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (4)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	Aa2	1,836,850
	11834, 17.675%, 10/01/33 – AGM Insured (IF)
1,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/34	10/21 at 100.00	BBB	1,270,650
3,470	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	1/13 at 100.00	N/R	3,470,174
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
3,615	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/13 at 100.00	N/R	3,400,884
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	735,470
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
475	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	429,604
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
890	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	790,765
	5.400%, 5/01/37
11,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	5,756,718
	6.650%, 5/01/40 (5), (7)
4,485	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	4,499,576
	6.125%, 5/01/35
51,400	Total Florida			46,979,554
	Georgia – 1.0% (0.9% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	956,990
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,115	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	No Opt. Call	N/R	1,115,033
	Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42
1,810	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,882,454
	Terrace, Series 2003, 7.625%, 12/01/33
3,925	Total Georgia			3,954,477
	Guam – 0.7% (0.6% of Total Investments)
2,446	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	2,767,496
	Hawaii – 0.7% (0.6% of Total Investments)
940	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	886,993
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,940,967
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,595	Total Hawaii			2,827,960
	Illinois – 9.1% (8.0% of Total Investments)
1,330	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	12/12 at 100.00	N/R	1,333,538
	5.950%, 6/15/23
475	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/12 at 100.00	N/R	475,437
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
940	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	1/13 at 100.00	N/R	940,273
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,090,810
	8.250%, 7/01/41
1,875	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	2,206,200
	8.000%, 5/15/46
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	BBB+	1,070,110
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,010,310
	5.750%, 5/15/38
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,726,650
	4702, 20.273%, 11/15/37 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,288,730
2,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	2,156,820
	5.500%, 8/01/37
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	4,621,694
	2009, 7.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,685	21.558%, 2/15/19 – AGM Insured (IF) (4)	No Opt. Call	AA–	2,761,917
250	21.574%, 2/15/19 – AGM Insured (IF) (4)	No Opt. Call	AA–	409,900
4,000	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	3,440,000
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (5)
5,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	1/13 at 100.00	AA+	5,011,850
	5.750%, 7/01/29
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	770,627
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	314,718
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (5)
1,942	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,996,337
	2004A, 6.200%, 3/01/34
986	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	866,714
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
970	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	675,624
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
832	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	786,889
	Series 2006, 6.000%, 3/01/36
33,921	Total Illinois			34,955,148
	Indiana – 4.0% (3.5% of Total Investments)
1,000	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments,	12/20 at 100.00	A–	1,135,300
	Series 2011A, 7.250%, 12/01/45
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/14 at 100.00	N/R	6,324,511
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	2,026,990
	Bond Trust 10-77W, 18.933%, 4/01/30 – AMBAC Insured (IF) (4)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond
	Trust 3611:
1,290	17.890%, 6/01/17 (IF) (4)	No Opt. Call	AA	1,761,211
1,250	18.885%, 6/01/17 (IF) (4)	No Opt. Call	AA	1,830,200
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,239,280
	Health, Tender Option Bond Trust 3301, 18.104%, 11/15/30 (IF) (4)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,043,420
	Apartments, Series 2005A, 7.500%, 7/01/35
12,900	Total Indiana			15,360,912
	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,043,160
	5.500%, 7/01/25
	Louisiana – 2.9% (2.6% of Total Investments)
1,000	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	1,057,130
	Project, Series 2011A, 7.750%, 12/15/31
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	5,629,800
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
980	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	997,091
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,369,710
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5)
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.435%, 10/01/40 (IF) (4)	10/20 at 100.00	A3	1,117,320
750	20.423%, 10/01/40 (IF) (4)	10/20 at 100.00	A3	1,117,088
11,480	Total Louisiana			11,288,139
	Maine – 0.8% (0.7% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,257,190
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.4% (1.2% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,013,140
	9/01/39 – SYNCORA GTY Insured
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,784,275
	Center, Series 2006B, 5.250%, 12/01/31
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/12 at 100.00	N/R	2,011,800
	7.400%, 9/01/19 (Alternative Minimum Tax)
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/13 at 100.00	B3	417,752
	5.300%, 7/01/24
5,935	Total Maryland			5,226,967
	Massachusetts – 0.5% (0.5% of Total Investments)
255	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	253,169
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/12 at 100.00	BBB	1,000,920
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
429	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	370,671
	Community Services Inc., Series 2012A, 6.375%, 7/01/34
333	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	33,362
	Community Services Inc., Series 2012B, 6.375%, 7/01/34
518	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	10/12 at 103.00	N/R	5
	Community Services Inc., Series 2012C, 6.625%, 2/15/34
360	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/13 at 100.00	N/R	329,796
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
2,895	Total Massachusetts			1,987,923
	Michigan – 3.8% (3.3% of Total Investments)
1,110	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/12 at 100.00	N/R	1,084,292
	1999, 7.000%, 4/01/29
795	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/12 at 100.00	N/R	795,716
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,205	5.500%, 5/01/21	11/12 at 100.00	B–	1,075,716
15	5.500%, 5/01/21 – ACA Insured	11/12 at 100.00	B–	13,391
1,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust	11/20 at 100.00	AA	1,399,800
	3789, 18.060%, 5/01/18 (IF) (4)
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	929,810
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	882,200
1,000	Michigan Finance Authoirty, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	BB	1,050,740
	Academy Project, Series 2011, 8.000%, 7/15/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BBB–	1,168,770
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,023,020
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	910,080
	Public School Academy, Series 2007, 5.000%, 9/01/36
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,548,105
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,292,160
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	11/15 at 100.00	BB+	913,850
	5.500%, 11/01/30
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB+	499,335
14,125	Total Michigan			14,586,985
	Minnesota – 1.2% (1.1% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,367,347
	Series 2004A, 6.750%, 12/01/33
1,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,233,336
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,131,350
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,034,130
	2005B, 6.000%, 5/01/30
4,610	Total Minnesota			4,766,163
	Mississippi – 0.5% (0.4% of Total Investments)
849	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	711,613
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,133,480
	Project, Series 2008A, 6.500%, 9/01/32
1,849	Total Mississippi			1,845,093
	Missouri – 1.8% (1.6% of Total Investments)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	6,166,762
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
788	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/12 at 100.00	N/R	719,334
	Projects, Series 2007A, 6.000%, 3/27/26
6,723	Total Missouri			6,886,096
	Montana – 1.3% (1.2% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	1/13 at 100.00	B+	2,709,369
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,370	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	12/12 at 100.00	N/R	2,374,219
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
5,070	Total Montana			5,083,588
	Nebraska – 2.9% (2.6% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	11,287,986
	City 2, Series 2006A, 20.031%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.0% (0.0% of Total Investments)
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/13 at 100.00	N/R	45
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
	New Jersey – 2.7% (2.3% of Total Investments)
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/12 at 100.00	B (6)	1,666,690
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Pre-refunded 8/20/12) (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/12 at 100.00	B	1,003,830
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,110,060
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	A–	752,790
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	2,145,140
	University Hospital, Series 2007, 5.750%, 7/01/37
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,361,180
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	1,108,150
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
9,260	Total New Jersey			10,147,840
	New Mexico – 0.2% (0.2% of Total Investments)
1,000	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006,	9/16 at 100.00	N/R	895,910
	6.000%, 9/01/32
	New York – 2.1% (1.8% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,151,780
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,583,430
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,000	5.750%, 10/01/37	10/17 at 100.00	N/R	532,940
3,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,597,830
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	8/12 at 100.00	N/R	1,108,128
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax) (5)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	BBB–	1,572,175
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	300,923
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
9,840	Total New York			7,847,206
	North Carolina – 2.3% (2.0% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,465,610
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 18.744%, 1/15/19 (IF)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/16 at 100.00	N/R	5,133,345
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	2,155,709
	2008, Tender Option Bonds Trust 3248, 27.250%, 10/01/21 (IF)
7,150	Total North Carolina			8,754,664
	Ohio – 2.8% (2.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	B	264,383
4,375	5.750%, 6/01/34	6/17 at 100.00	BB	3,562,213
2,380	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	BBB–	2,362,793
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,452,778
	2010B, 6.000%, 12/01/30
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Baa3	517,285
	(Alternative Minimum Tax)
2,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/13 at 100.00	B–	1,848,460
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	560,480
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
14,840	Total Ohio			10,568,392
	Oklahoma – 1.0% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,066,540
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	936,766
	7.000%, 1/01/35
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,722,480
	Series 2000A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
3,440	Total Oklahoma			3,725,786
	Pennsylvania – 1.9% (1.6% of Total Investments)
2,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	B+	2,052,150
	Allegheny Health System, Series 2007A, 5.375%, 11/15/40
325	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	330,606
	2005, 6.000%, 11/15/16
945	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	931,912
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,046,680
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	416,716
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,500	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/12 at 100.00	B–	1,455,450
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
7,670	Total Pennsylvania			7,233,514
	Puerto Rico – 1.0% (0.8% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond
	Trust 1081:
2,000	20.963%, 8/01/57 (IF) (4)	8/19 at 100.00	AA–	2,924,400
500	20.963%, 8/01/57 (IF) (4)	8/19 at 100.01	AA–	731,100
2,500	Total Puerto Rico			3,655,500
	Rhode Island – 1.0% (0.8% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,114,070
	12/01/28 (Alternative Minimum Tax)
2,565	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB–	2,603,449
	Series 2002A, 6.250%, 6/01/42
3,565	Total Rhode Island			3,717,519
	South Carolina – 0.7% (0.6% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	2,006,200
	2007A, 7.750%, 11/01/39 (5)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	757,663
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,625	Total South Carolina			2,763,863
	Tennessee – 2.1% (1.8% of Total Investments)
2,500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	2,966,125
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37 (5)	11/17 at 100.00	N/R	39,980
500	5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	9,995
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	4,294,040
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	596,949
	Rutland Place, Series 2007A, 6.300%, 7/01/37
9,965	Total Tennessee			7,907,089
	Texas – 9.6% (8.4% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	2,050,740
	Series 2006B, 5.750%, 1/01/34
1,715	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/13 at 100.00	N/R	1,747,328
	Series 2001C1, 9.750%, 1/01/26
550	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America	1/13 at 100.00	Baa2	541,415
	Opportunity for Housing – Colinas LLC Project, Series 2001A, 5.800%, 1/01/31 – NPFG Insured
5,200	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	585,364
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	377,245
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BB+	1,147,840
	6.750%, 1/01/41
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	2/18 at 100.00	BBB–	2,346,940
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	N/R	1,141,928
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax) (5)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,974,375
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,048,932
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/12 at 100.00	Ba2	585,995
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
2,045	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/12 at 100.00	BBB	2,045,184
	5.250%, 11/15/30 – NPFG Insured
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	974,170
	6.000%, 2/15/36
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	1/13 at 100.00	B	602,592
975	6.750%, 7/01/29 (Alternative Minimum Tax)	1/13 at 100.00	B	978,939
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/12 at 100.00	N/R	894,290
	Education Foundation, Series 2007A, 5.450%, 8/15/36
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	3,960,090
	11946, 19.770%, 3/01/19 (IF)
1,810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	2,178,389
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
4,500	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	5,507,415
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CC	34,020
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
38,260	Total Texas			36,723,191
	Utah – 0.8% (0.7% of Total Investments)
965	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster	6/17 at 100.00	N/R	974,573
	Academy, Series 2008A, 6.250%, 6/15/28
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,189,068
	School, Series 2011A, 8.125%, 5/15/31
2,945	Total Utah			3,163,641
	Vermont – 0.3% (0.3% of Total Investments)
1,155	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Baa2	1,280,756
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	497,007
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.3% (1.1% of Total Investments)
881	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/14 at 102.00	N/R	628,682
	Series 2003B, 6.250%, 3/01/18
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/12 at 100.00	B+	1,000,720
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	2,198,190
	Appriciation Series 2009B-2, 0.000%, 10/01/38
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	701,380
	Series 2007B1, 5.000%, 6/01/47
200	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	211,374
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	114,560
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	143,698
12,711	Total Virginia			4,998,604
	Washington – 2.9% (2.6% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	759,940
	Services Project, Tender Option Bond Trust 11-14W-B, 19.797%, 6/01/39 (IF) (4)
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,780	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,717,504
4,745	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	4,493,373
2,660	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,275,577
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,046,840
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
11,685	Total Washington			11,293,234
	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	526,090
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	516,925
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	Total West Virginia			1,043,015
	Wisconsin – 4.3% (3.8% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (6)	647,889
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	958,000
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,806,701
	Classical Academy, Series 2011, 7.125%, 7/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R (6)	1,017,670
	Inc., Series 2004A, 6.250%, 4/01/34 (Pre-refunded 4/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,321,008
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,705,245
1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	1,051,540
	North Carolina, Series 2012A, 8.625%, 6/01/47
15,695	Total Wisconsin			16,508,053
$ 453,291	Total Investments (cost $400,848,408) – 114.6%			439,743,708
	Floating Rate Obligations – (3.2)%			(12,320,000)
	Borrowings – (13.0)% (8), (9)			(50,000,000)
	Other Assets Less Liabilities – 1.6% (10)			6,270,176
	Net Assets Applicable to Common Shares – 100%			$ 383,693,884

Investments in Derivatives at July 31, 2012:
Swaps outstanding
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
Barclays Bank PLC	$50,000,000	Receive	1-Month USD-LIBOR	1.333%	Monthly	4/25/11	4/25/14	$(937,654)
Barclays Bank PLC	5,000,000	Receive	3-Month USD-LIBOR	2.755	Semi-Annually	5/30/14	5/30/34	(241,595)
								$(1,179,249)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$433,986,990	$5,756,718	$439,743,708
Derivatives:
Swaps*	—	(1,179,249)	—	(1,179,249)
Total	$—	$432,807,741	$5,756,718	$438,564,459
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
Level 3
Municipal Bonds
Balance at the beginning of period	$6,473,337
Gains (losses):
Net realized gains (losses)	(2,793,726)
Net change in unrealized appreciation (depreciation)	2,773,295
Purchases at cost	32,034
Sales at proceeds	(1,901,626)
Net discounts (premiums)	—
Transfers in to	5,756,718
Transfers out of	(4,583,314)
Balance at the end of period	$5,756,718

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of July 31, 2012, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Municipal Bonds	$5,756,718	Discounted Cash Flow	Discount Rate	0-25%
			Liquidity Discount	0-1%
			Subordination Spread	0-6%

The table below presents the transfers in and out of the valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

\
Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$ —	$4,583,314	$(5,756,718)	$5,756,718	$(4,583,314)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$ —	Unrealized depreciation on swaps	$(1,179,249)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments (excluding investments in derivatives) was $390,046,652.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$63,980,454
Depreciation	(26,603,290)
Net unrealized appreciation (depreciation) of investments	$37,377,164

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Borrowings as a percentage of Total Investments is 11.4%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for
Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at July 31, 2012.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012